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March 12, 2008

VIA EDGAR

The United States Securities and
 Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0506

Subject: Registration of Flexible Purchase Payment Variable Deferred Annuity
         Contracts (the "Registration Statement")

Ladies and Gentlemen:

On behalf of Genworth Life Insurance Company of New York (the "Company") and its Genworth Life of New York VA Separate Account 2 (the "Separate Account"), we hereby submit for filing an initial registration statement on Form N-4 under the Securities Act of 1933 and the Investment Company Act of 1940 for the purpose of registering flexible purchase payment variable deferred annuity contracts (the "Contract"). The filing is substantially the same as the initial registration statement filed on Friday, March 7, on behalf of the Company's affiliate, Genworth Life and Annuity Insurance Company, and its Genworth Life & Annuity VA Separate Account 4 (SEC File Nos. 333-149595; 811-22190).

The Contract will be issued to or in connection with certain types of retirement plans that receive special tax treatment ("Qualified Contracts"). In particular, the Contract must be sold as an IRA Contract, Roth IRA Contract or SEP IRA Contract or purchased through an established IRA Account, Roth IRA Account or SEP IRA Account. This Contract will invest in publicly available registered open-end investment companies. The Contract itself, therefore, does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this Contract will exist solely through Qualified Contracts or Accounts.

There are two surrender charge schedule options available under the Contract. At application, a Contract owner may elect a seven-year surrender charge schedule (the "B Share" option) or a four-year surrender charge schedule (the "L Share" option). The mortality and expense risk charge will be higher for a Contract issued with the L Share surrender charge schedule (1.50% annually, as a percentage of the owner's daily net assets in the Separate Account) compared to a Contract issued with the B Share surrender charge schedule (1.20% annually, as a percentage of the owner's daily net assets in the Separate Account). The Contract includes an annual contract maintenance charge, an administrative expense charge and a joint annuitant charge. There are also charges assessed if the Contract is issued with one or more electable riders.

The Contract includes one "living benefit" rider option ("Lifetime Income Plus 2008") and one optional death benefit rider (the "Annual Step-Up Death Benefit Rider") currently offered in other registration statements filed on behalf of the Company and its separate accounts and recently reviewed by the staff. Specifically, the staff reviewed disclosure for Lifetime Income Plus 2008 included in Post-Effective Amendment No. 29 to the Registration Statement for File No. 333-47732, which was filed on October 1, 2007, pursuant to Rule 485(a) of the Securities Act of 1933.

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The United States Securities
 and Exchange Commission
March 12, 2008
Page 2

The Contract includes a new dollar cost averaging feature, the Defined Dollar Cost Averaging program. The Defined Dollar Cost Averaging program permits a Contract owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the available money market fund to an Asset Allocation Model or, if a Contract owner has elected Lifetime Income Plus 2008, from the Designated Subaccount investing in the available money market fund to one of the other available Investment Strategy options required for that rider. In addition, a new Asset Allocation Model, the Build Your Own Asset Allocation Model, has been added as an Investment Strategy under Lifetime Income Plus 2008 and is also a part of the Asset Allocation Program described in the prospectus.

The original, manually signed paper version of the Registration Statement will be maintained on file with the Company.

Should you have any questions with regard to this filing, please do not hesitate to contact me at 804.289.3545 or by e-mail at michael.pappas@genworth.com.

Sincerely,

/s/ Michael D. Pappas
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Michael D. Pappas
Associate General Counsel

Cc: Mark Cowan
Office of Insurance Products